ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary of Accrued expenses and other current liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts payable and accrued liabilities
Payable to financial institutions	¥ 50,056,062	$ 7,050,249	¥ 38,523,830
Short-term contract liability (net of tax)	35,401,160	4,986,149	422,429,761
Payable to dealers and suppliers	23,795,146	3,351,476	25,044,619
Deposit due to third-parties	22,703,569	3,197,731	45,333,662
Customer advances	16,703,709	2,352,668	142,673,140
Other tax payables	7,469,996	1,052,127	9,575,306
Accrued professional service fees	4,285,000	603,530	5,198,272
Accrued output value-added tax	1,800,204	253,553	35,757,905
Notes payable			123,436,000
Interest payable			1,040,927
Others	33,957,234	4,782,776	32,195,710
Accrued expenses and other current liabilities	206,877,626	29,138,104	890,836,699
Restricted cash deposited as collateral for such notes payable	0	0	136,671,970
Unused lines of credit
Accounts payable and accrued liabilities
Notes payable	0	0	597,000,000
Employees
Accounts payable and accrued liabilities
Others	¥ 10,705,546	$ 1,507,845	¥ 9,627,567